Mutual Fund and Variable Insurance Trust

January 22, 2024 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                 Mutual Fund and Variable Insurance Trust (the “Registrant”);

File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Rational Real Assets Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 219, which was filed with the Commission on January 18, 2024; and (ii) that Post-Effective Amendment No. 219 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary